CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash generated from operations [abstract]
Profit for the year	R 1,123.8	R 1,439.9	R 635.0
Adjusted for
Income tax	334.3	523.7	343.9
Depreciation	267.6	252.5	270.8
Movement in gold in process and finished inventories - Gold Bullion	(30.4)	25.6	(3.1)
Change in estimate of environmental rehabilitation recognised in profit or loss	(2.2)	(12.4)	(21.9)
Environmental rehabilitation payments to reduce the restoration liabilities	(3.3)	(5.8)	(8.1)
Share-based payment expense/(benefit)	18.4	(28.3)	224.1
Gain on disposal of property, plant and equipment	(6.6)	(0.1)	(0.7)
Insurance claim receivable	(31.7)	0.0	0.0
Finance income	(225.8)	(216.2)	(109.8)
Finance expense	74.8	69.5	68.8
Other non-cash items	3.8	(2.5)	2.6
Operating cash flows before working capital changes	1,522.7	2,045.9	1,401.6
Working capital changes [abstract]
Working capital changes	62.9	(194.9)	(92.0)
Trade and other receivables	25.7	6.9	(79.0)
Consumable stores and stockpiles	(18.9)	(44.7)	(26.4)
Payments made under protest	(15.2)	(8.1)	(10.6)
Trade and other payables and employee benefits	71.3	(149.0)	24.0
Cash generated from operations	1,585.6	1,851.0	1,309.6
Settlement of cash-settled long-term incentives	R 0.0	R 183.3	R 41.5